Debt and Allocated Portion of Dean Foods' Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Outstanding Debt

	December 31,
	2013			2012
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$662,650	1.76%	*	$780,550	2.20%	*
Less current portion	(15,000)			(15,000)
Total long-term debt	$647,650			$765,550
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*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.

Schedule of Maturities of Long-Term Debt
The scheduled maturities of long-term debt at December 31, 2013, were as follows (in thousands):

	Total	Term Loan A-1	Term Loan A-2	Revolving Credit Facility
2014	$15,000	$12,500	$2,500	$—
2015	21,250	18,750	2,500	—
2016	21,250	18,750	2,500	—
2017	190,000	187,500	2,500	—
2018	180,150	—	2,500	177,650
Thereafter	235,000	—	235,000	—
Total outstanding debt	$662,650	$237,500	$247,500	$177,650
The scheduled maturities of long-term debt at January 31, 2014, were as follows (in thousands):

	Total	Term Loan A-1	Term Loan A-2	Term Loan A-3	Revolving Credit Facility
2014	$20,000	$12,500	$2,500	$5,000	$—
2015	26,250	18,750	2,500	5,000	—
2016	26,250	18,750	2,500	5,000	—
2017	195,000	187,500	2,500	5,000	—
2018	299,490	—	2,500	5,000	291,990
Thereafter	710,000	—	235,000	475,000	—
Total outstanding debt	$1,276,990	$237,500	$247,500	$500,000	$291,990

Summary of Outstanding Debt and Capital Lease Obligations
Our outstanding debt and capital lease obligations as of June 30, 2014 and December 31, 2013 consisted of the following:

	June 30, 2014			December 31, 2013
	Amount outstanding	Interest rate		Amount outstanding	Interest rate
	(In thousands, except percentages)
Senior secured credit facilities	$1,302,440	2.03%	*	$662,650	1.76%	*
Capital lease obligations	22,138			—
Less current portion	(24,191)			(15,000)
Total long-term debt	$1,300,387			$647,650

*	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, Term Loan A-2, and Term Loan A-3.